22. Segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 22,478	$ 18,302	$ 18,822
Geographical analysis of long-lived assets	771	773
The PRC
Revenue	10,604	9,327	10,950
Geographical analysis of long-lived assets	291	272
Hong Kong
Revenue	11,687	8,726	6,177
Geographical analysis of long-lived assets	480	501
Others
Revenue	$ 187	$ 249	$ 1,695